Exploration and Evaluation Assets - Additional information (Details) - CAD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Exploration and Evaluation Assets
Total Assets	$ 187,524	$ 148,692	$ 167,611
Canadian Cobalt Camp
Exploration and Evaluation Assets
Percentage of interest held for sale	100.00%
Consideration for disposal	$ 1,000	$ 0
Total Assets	$ 1,338